Non-controlling interest - Summarized financial information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Current assets	$ 972,607	$ 1,252,935	[1]
Current liabilities	(1,221,956)	(1,266,387)	[1]
Noncurrent assets	4,392,103	5,067,798	[1]
Non-current liabilities	(3,795,400)	(3,694,116)	[1]
Accumulated non-controlling interest at the end of the year	237,506	227,200	[1]	$ 223,188	$ 14,216
Revenue	2,125,539	1,961,299	[2]	1,579,730
Loss for the year	(1,988,178)	(468,966)	[2]	(26,121)
Other comprehensive (loss)/income	970,808	72,661	[2],[3]	(28,310)
Total comprehensive loss for the year	(1,017,370)	(396,305)	[2],[3]	(54,431)
Loss allocated to non-controlling interest during the period	8,384	3,181	[2]	(6,042)
Cash flows generated from operating activities	853,453	907,303		750,189
Cash flows used in investing activities	(722,249)	(1,517,288)		(877,949)
Cash flows generated from financing activities	(162,301)	398,241		524,265
Net (decrease)/increase in cash and cash equivalents	(31,097)	(211,744)		$ 396,505
I-Systems Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Current assets	83,274	102,445
Current liabilities	(53,797)	(38,834)
Current net assets	29,477	63,611
Noncurrent assets	527,592	462,122
Non-current liabilities	(114,681)	(92,453)
Non-current net assets	412,911	369,669
Net assets	442,388	433,280
Revenue	73,556	56,602
Loss for the year	(22,712)	(15,377)
Other comprehensive (loss)/income	31,819	29,449
Total comprehensive loss for the year	9,107	14,072
Cash flows generated from operating activities	59,827	55,714
Cash flows used in investing activities	(100,771)	(91,680)
Cash flows generated from financing activities	24,483	36,574
Net (decrease)/increase in cash and cash equivalents	(16,461)	608
I-Systems Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Accumulated non-controlling interest at the end of the year	216,770	212,307
Loss allocated to non-controlling interest during the period	$ (11,129)	$ (7,535)

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.
[2]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.
[3]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.